Leases	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Lessee, Operating Leases [Text Block]

NOTE 9 - LEASES

On January 1, 2019, the Company adopted ASU 2016-02 using the modified retrospective approach for all lease arrangements at the beginning of the period of adoption. Leases existing for the reporting period beginning January 1, 2019 are presented under ASU 2016-02. The Company leases facilities and vehicles under operating leases. At December 31, 2019, the Company’s right of use assets and lease liabilities for operating leases totaled $1,278 and $1,418, respectively. The impact of adopting the new lease standard was not material to the Company’s consolidated statement of comprehensive loss for the periods presented.

Supplemental cash flow information related to operating leases was as follows:

Year Ended December 31, 2019
Cash payments for operating leases	$438
New operating lease assets obtained in exchange for operating lease liabilities	$1,590

As of December 31, 2019, the Company’s operating leases had a weighted average remaining lease term of 3.2 years and a weighted average discount rate of 5%. Future lease payments under operating leases as of December 31, 2019 were as follows:

Operating Leases
2020	$422
2021	365
2022	347
2023	346
2024	86
Total future lease payments	1,566
Less imputed interest	(148)
Total lease liability balance	$1,418

The following are the future minimum lease payments with initial or remaining non-cancellable lease terms in excess of one year as of December 31, 2018:

2019	$412
2020	373
2023	90
Total future lease payments	$875